RELATED PARTY TRANSACTIONS AND BALANCES - Prepaid expense (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Prepaid expenses	¥ 350,119	$ 48,284	¥ 420,284
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Prepaid expenses	0	0	275,000
Founders
RELATED PARTY TRANSACTIONS AND BALANCES
Prepaid expenses	¥ 0	$ 0	¥ 275,000